Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2022
Finance Income And Finance Costs [Abstract]
Finance Income and Finance Costs

17.Finance income and finance costs:

(a)	Finance income:

	Years ended
	March 31,	March 31,
	2022	2021
Interest income	$7,123	$38,327
Other finance income	—	787,418
Finance income	$7,123	$825,745

(b)	Finance costs:

		Years ended
		March 31,	March 31,
	Notes	2022	2021
Interest charges and other finance costs		$540,143	$622,841
Interest expense on loans and borrowings	13	1,000,000	293,250
Warrants issuance costs	12	603,835	870,690
Finance costs		$2,143,978	$1,786,781